Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INTEREST INCOME
Federal funds sold and interest-bearing deposits	$ 39	$ 72
Federal Home Loan Bank stock	159	189
Securities:
Taxable	2,443	2,823
Tax-exempt	460	473
Total securities	2,903	3,296
Loans:
SBA loans	2,660	3,430
SBA 504 loans	1,911	2,645
Commercial loans	17,322	16,982
Residential mortgage loans	7,013	6,445
Consumer loans	1,947	2,144
Total loans	30,853	31,646
Total interest income	33,954	35,203
INTEREST EXPENSE
Interest-bearing demand deposits	383	486
Savings deposits	710	1,185
Time deposits	2,191	2,796
Borrowed funds and subordinated debentures	3,245	3,307
Total interest expense	6,529	7,774
Net interest income	27,425	27,429
Provision for loan losses	2,350	4,000
Net interest income after provision for loan losses	25,075	23,429
NONINTEREST INCOME
Branch fee income	1,505	1,528
Service and loan fee income	1,370	1,252
Gain on sale of SBA loans held for sale, net	628	688
Gain on sale of mortgage loans, net	1,650	2,274
BOLI income	347	296
Net security gains	390	573
Other income	714	727
Total noninterest income	6,604	7,338
NONINTEREST EXPENSE
Compensation and benefits	12,251	12,560
Occupancy	2,571	2,722
Processing and communications	2,309	2,180
Furniture and equipment	1,478	1,480
Professional services	828	789
Loan collection costs	822	682
OREO expenses	458	483
Deposit insurance	666	664
Advertising	747	839
Other expenses	1,867	1,898
Total noninterest expense	23,997	24,297
Income before provision for income taxes	7,682	6,470
Provision for income taxes	2,567	2,226
Net income	5,115	4,244
Preferred stock dividends and discount accretion	988	1,602
Income available to common shareholders	$ 4,127	$ 2,642
Net income per common share
Basic	$ 0.55	$ 0.35
Diluted	$ 0.53	$ 0.34
Weighted average common shares outstanding:
Basic	7,547	7,477
Diluted	7,810	7,794